Allowance for Doubtful Accounts and Credit Losses (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts and Credit Losses
Schedule of Allowance for Doubtful Accounts and Credit Losses

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,821	¥2,512	¥1,983
Provision	300	636	1,041
Charge-offs	(77)	(46)	(32)
Other	(238)	(281)	(480)

Balance at end of year	¥2,806	¥2,821	¥2,512

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥770	¥859	¥981
Provision	259	59	50
Charge-offs	(93)	(74)	(1)
Other	(4)	(74)	(171)

Balance at end of year	¥932	¥770	¥859

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥1,706	¥1,586	¥1,380
Provision	2,304	855	914
Charge-offs	(780)	(327)	(308)
Other	(129)	(408)	(400)

Balance at end of year	¥3,101	¥1,706	¥1,586

Schedule of Allowance for Doubtful Accounts and Credit Losses and Recorded Investment in Financing Receivables

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable	Total
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016